Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—41.7%
		Communication Services—3.0%
3,193		Alphabet, Inc., Class A	$ 918,179
4,326		Alphabet, Inc., Class C	1,240,956
209	[1]	AST SpaceMobile, Inc.	17,320
20,094		AT&T, Inc.	582,525
9,121		Comcast Corp., Class A	261,864
10,000	[1]	Criteo S.A., ADR	179,300
498	[1]	Digital World Acquistion Corp.	4,621
1,871		Electronic Arts, Inc.	381,441
578		Meta Platforms, Inc.	330,691
26,000	[1]	MNTN, Inc.	228,800
1,077	[1]	Take-Two Interactive Software, Inc.	212,708
350		T-Mobile USA, Inc.	73,511
5,886		Verizon Communications, Inc.	295,477
3,445		Walt Disney Co.	332,029
5,230	[1]	Warner Bros. Discovery, Inc.	143,616
		TOTAL	5,203,038
		Consumer Discretionary—2.8%
40,965		ADT, Inc.	269,140
4,048	[1]	Amazon.com, Inc.	843,077
126	[1]	Aptiv PLC	8,749
32	[1]	AutoZone, Inc.	108,089
6,873		Bath & Body Works, Inc.	128,319
56		Booking Holdings, Inc.	235,778
1,034		BorgWarner, Inc.	56,105
990		Brunswick Corp.	72,032
2,619	[1]	CarMax, Inc.	108,898
11		Carnival Corp.	285
635		Churchill Downs, Inc.	57,042
9,600	[1]	Cirsa Enterprises S.A.	153,338
466	[1]	Crocs, Inc.	38,687
58		D. R. Horton, Inc.	7,959
1,154		eBay, Inc.	105,037
2,408	[1]	Etsy, Inc.	120,352
631	[1]	Five Below, Inc.	144,171
1,706		Ford Motor Co.	19,687
2,296		General Motors Co.	171,052
3,348		Hasbro, Inc.	313,373
36,000	[1]	HBX Group International PLC	269,810
584		Home Depot, Inc.	192,072
1,282		Lowe’s Cos., Inc.	302,911
6,774		Macy’s, Inc.	122,542
910		McDonald’s Corp.	282,819
18,000	[1]	Mobileye Global, Inc.	123,660
555	[1]	O’Reilly Automotive, Inc.	51,232
3,784	[1]	Rivian Automotive, Inc.	56,949

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
220		Ross Stores, Inc.	$ 47,659
20,000	[1]	Savers Value Village, Inc.	148,800
817		Tapestry, Inc.	115,287
49	[1]	TopBuild Corp.	17,214
1,124		Travel + Leisure Co.	77,769
1,977	[1]	YETI Holdings, Inc.	72,338
		TOTAL	4,842,232
		Consumer Staples—2.9%
5,376		Archer-Daniels-Midland Co.	390,781
3,161	[1]	Bellring Brands, Inc.	50,860
69		Casey’s General Stores, Inc.	50,222
2,334		Colgate-Palmolive Co.	198,927
1,155		Constellation Brands, Inc., Class A	173,250
1,080	[1]	Darling Ingredients, Inc.	66,798
857		Dollar General Corp.	101,752
1,621	[1]	Dollar Tree, Inc.	177,516
1,868		Estee Lauder Cos., Inc., Class A	134,066
11,235		Kraft Heinz Co./The	252,675
4,606		Lamb Weston Holdings, Inc.	194,650
4,509	[1]	Maplebear, Inc.	168,907
739		Molson Coors Beverage Co., Class B	31,821
10,500	[1]	Oddity Tech Ltd.	140,490
1,010		PepsiCo, Inc.	156,843
4,012		Philip Morris International, Inc.	663,344
3,887		Procter & Gamble Co.	561,438
2,299		Smucker (J.M.) Co.	221,716
132	[1]	The Boston Beer Co., Inc., Class A	30,413
12,800	[1]	Vital Farms, Inc.	180,736
7,731		WalMart, Inc.	960,809
		TOTAL	4,908,014
		Energy—2.7%
3,623		Antero Midstream Corp.	82,604
101		Cheniere Energy, Inc.	28,660
2,772		Chevron Corp.	573,527
3,660		ConocoPhillips	483,120
7,411		Devon Energy Corp.	372,921
673		Diamondback Energy, Inc.	133,113
732		DT Midstream, Inc.	98,578
109		EOG Resources, Inc.	15,758
4,731		EQT Corp.	301,081
787		Expand Energy Corp.	86,397
7,726		Exxon Mobil Corp.	1,310,793
8,664		Kinder Morgan, Inc.	290,504
5,222		TechnipFMC PLC	360,997
6,091		Williams Cos., Inc.	443,303
		TOTAL	4,581,356
		Financials—8.5%
960		Affiliated Managers Group, Inc.	265,632
89		Allstate Corp.	18,453
289		American Express Co.	87,417

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
8,400	[1]	American Integrity Insurance Group, Inc.	$ 161,952
2,329		American International Group, Inc.	175,257
761		Apollo Global Management, Inc.	84,791
3,178	[1]	Arch Capital Group Ltd.	305,056
3,145		Axis Capital Holdings Ltd.	318,934
13,520		Bank of America Corp.	659,100
3,856		Bank of New York Mellon Corp.	457,437
4,298	[1]	Berkshire Hathaway, Inc., Class B	2,059,602
101		BlackRock, Inc.	97,133
400		Cboe Global Markets, Inc.	112,428
524		Charles Schwab Corp.	49,246
2,713		Citigroup, Inc.	307,681
55,545	[1]	Ethos Technologies, Inc.	620,438
454		Everest Group Ltd.	148,390
45,000	[1]	Exzeo Group, Inc.	660,150
348		Fidelity National Information Services, Inc.	16,325
160		First Citizens Bancshares, Inc., Class A	301,546
2,993	[1]	Fiserv, Inc.	167,009
4,701		Global Payments, Inc.	316,377
229		Goldman Sachs Group, Inc.	193,732
3,854		Janus Henderson Group PLC	197,980
6,388		JPMorgan Chase & Co.	1,879,094
2,452		KKR & Co., Inc.	226,810
4,258		MetLife, Inc.	301,126
4,017		MGIC Investment Corp.	105,446
2,920		Morgan Stanley	480,544
1,292	[1]	PayPal Holdings, Inc.	58,437
27,000	[1]	Pics NV	282,150
49		PNC Financial Services Group, Inc.	10,196
2,413		Progressive Corp., OH	478,353
429		Prudential Financial, Inc.	41,909
494		RenaissanceRe Holdings Ltd.	146,832
387		S&P Global, Inc.	164,607
1,684		State Street Corp.	213,127
3,039		U.S. Bancorp	158,058
686		Unum Group	50,099
1,951		VOYA Financial, Inc..	133,292
73,000	[1]	Wealthfront Corp.	675,250
1,270		Webster Financial Corp. Waterbury	88,163
8,711		Wells Fargo & Co.	693,483
31,897		Western Union Co.	278,461
1,400	[1]	WEX, Inc.	214,256
798		XP, Inc.	15,194
		TOTAL	14,476,953
		Health Care—5.3%
1,032		Abbott Laboratories	105,955
778		Agilent Technologies, Inc.	88,676
2,546	[1]	Avantor, Inc.	19,961
201	[1]	Biogen, Inc.	36,849
1,587	[1]	Boston Scientific Corp.	99,584

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
8,554		Bristol-Myers Squibb Co.	$ 518,800
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
1,618		Cardinal Health, Inc.	341,900
1,457	[1]	Caris Life Sciences, Inc.	26,051
6,031	[1]	Centene Corp.	197,455
1,000	[1]	CG Oncology, Inc.	67,680
218	[1]	Charles River Laboratories International, Inc.	37,605
882		CVS Health Corp.	63,345
1,431		Danaher Corp.	271,318
2,305	[1]	Edwards Lifesciences Corp.	184,584
1,844	[1]	Elanco Animal Health, Inc.	44,127
38		Elevance Health, Inc.	11,125
9,000	[1]	Generate Biomedicines, Inc.	112,500
3,426		Gilead Sciences, Inc.	477,482
863		HCA Healthcare, Inc.	408,406
1,399	[1]	Hologic, Inc.	105,750
260	[1]	Incyte Genomics, Inc.	24,471
4,000	[1]	Inmode Ltd.	54,720
636	[1]	Insmed, Inc.	103,999
194	[1]	IQVIA Holdings, Inc.	33,085
682	[1]	Jazz Pharmaceuticals PLC	128,932
6,031		Johnson & Johnson	1,474,218
12,000	[1]	Kyverna Therapeutics, Inc.	103,560
3,000	[1]	LB Pharmaceuticals, Inc.	73,980
18,000	[1]	Legend Biotech Corp., ADR	325,620
51,000	[1]	Lumexa Imaging Holdings, Inc.	438,600
346		McKesson Corp.	299,415
1,788		Medtronic PLC	154,930
2,421		Merck & Co., Inc.	291,222
3,681		Pfizer, Inc.	103,363
1,286	[1]	Qiagen NV	51,491
109		Regeneron Pharmaceuticals, Inc.	84,218
11,000	[1]	Schrodinger, Inc.	124,960
9,000		Simulations Plus, Inc.	106,380
118,007	[1]	Sophia Genetics S.A.	584,135
327		STERIS PLC	72,310
420	[1]	Tenet Healthcare Corp.	79,258
839		The Cigna Group	223,803
547		Thermo Fisher Scientific, Inc.	268,867
1,587		UnitedHealth Group, Inc.	429,426
232	[1]	Veeva Systems, Inc.	40,753
11,518		Viatris, Inc.	155,608
		TOTAL	9,051,485
		Industrials—6.2%
70		AGCO Corp.	8,111
12,000	[1]	AIRO Group Holdings, Inc.	91,260
737	[1]	ATI, Inc.	107,204
18,000	[1]	BETA Technologies, Inc.	264,600
539	[1]	Boeing Co.	107,277
606		Broadridge Financial Solutions, Inc.	98,463

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
504	[1]	Builders Firstsource, Inc.	$ 41,494
635		BWX Technologies, Inc.	129,851
18,000	[1]	Byrna Technologies, Inc.	165,240
628		C.H. Robinson Worldwide, Inc.	104,292
723		Caterpillar, Inc.	512,217
28,038		CNH Industrial NV	308,418
364		Concentrix Corp.	9,959
822		Crane Co.	140,562
14,400	[1]	CSG B.V.	387,477
34		Cummins, Inc.	18,293
510		Curtiss-Wright Corp.	347,371
143		Deere & Co.	80,552
365		Eaton Corp. PLC	130,550
340		Emcor Group, Inc.	251,025
150		Expeditors International of Washington, Inc.	21,485
103		FedEx Corp.	36,687
9,000	[1]	Firefly Aerospace, Inc.	256,230
10,800	[1]	Fiverr International Ltd.	108,216
45		Fortive Corp.	2,488
633		General Dynamics Corp.	217,258
3,307		Graco, Inc.	279,938
6,000	[1]	Grupo Aeromexico SAB de CV, ADR	84,060
2,249		Honeywell International, Inc.	508,341
1,636		J. B. Hunt Transportation Services, Inc.	346,668
211		Johnson Controls International PLC	27,630
311		L3Harris Technologies, Inc.	107,342
227		Leonardo DRS, Inc.	10,106
443		Lockheed Martin Corp.	267,745
1,372	[1]	Middleby Corp.	181,900
1,473		Norfolk Southern Corp.	422,751
11		Northrop Grumman Corp.	7,505
425		Oshkosh Corp.	62,564
2,987		Owens Corning, Inc.	323,253
281		Parker-Hannifin Corp.	251,562
2,937		Pentair PLC	255,842
1,738		Republic Services, Inc.	380,657
931		Rockwell Automation, Inc.	334,117
2,666		RTX Corp.	514,271
1,594		Ryder System, Inc.	326,308
4,338		Sensata Technologies Holdings PLC	152,784
1,503		Southwest Airlines Co.	56,468
12,000	[1]	Timee, Inc.	99,611
2,167		Toro Co.	202,484
80	[1]	United Airlines Holdings, Inc.	7,366
99		United Parcel Service, Inc.	9,740
146		United Rentals, Inc.	106,370
335		Valmont Industries, Inc.	133,856
431		Verisk Analytics, Inc.	81,782
26,163	[1]	Vincorion SE	490,803
9,000	[1]	Voyager Technologies, Inc.	210,510

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
696		Xylem, Inc.	$ 83,172
11,000	[1]	York Space Systems, Inc.	243,870
		TOTAL	10,517,956
		Information Technology—5.3%
1,084		Accenture PLC	214,946
1,862	[1]	Advanced Micro Devices, Inc.	378,787
717		Analog Devices, Inc.	228,106
486		Applied Materials, Inc.	166,110
262	[1]	Ciena Corp.	101,716
44	[1]	Circle Internet Finance PLC	4,198
951	[1]	Cirrus Logic, Inc.	137,534
8,422		Cisco Systems, Inc.	653,463
1,454	[1]	DocuSign, Inc.	68,934
1,174	[1]	Everpure, Inc.	69,313
481	[1]	F5, Inc.	139,168
302	[1]	First Solar, Inc.	59,573
1,662		IBM Corp.	402,852
11,129	[1]	Innoscripta SE	877,855
11,183	[1]	Intel Corp.	493,506
1,384	[1]	Keysight Technologies, Inc.	390,800
23	[1]	Lumentum Holdings, Inc.	16,163
2,788		Micron Technology, Inc.	941,898
900	[1]	Monday.com Ltd.	62,199
561	[1]	MongoDB, Inc.	137,316
18,000	[1]	Netskope, Inc.	152,820
2,466	[1]	Nutanix, Inc.	93,733
36	[1]	Okta, Inc.	2,834
1,656	[1]	ON Semiconductor Corp.	102,540
245	[1]	Onto Innovation, Inc.	50,242
1,697	[1]	Qorvo, Inc.	131,348
3,616		Qualcomm, Inc.	465,669
5,312	[1]	Ralliant Corp.	220,926
1,085	[1]	Rubrik, Inc.	53,132
1,879		Salesforce, Inc.	350,753
384	[1]	Sandisk Corp.	243,971
108,000	[1]	Silvaco Group, Inc.	764,640
45,000	[1]	SimilarWeb Ltd.	117,450
6,500	[1]	Tekscend Photomask Corp.	123,290
487	[1]	Twilio, Inc.	61,274
96	[1]	Tyler Technologies, Inc.	32,868
420	[1]	Unity Software, Inc.	9,215
928	[1]	Verisign, Inc.	230,478
723		Western Digital Corp.	195,564
552	[1]	Zebra Technologies Corp., Class A	115,412
		TOTAL	9,062,596
		Materials—1.6%
157		Albemarle Corp.	28,186
2,319		AngloGold Ashanti PLC	225,778
973		Aptargroup, Inc.	122,617
194		Avery Dennison Corp.	33,500

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
1,494		Celanese Corp.	$ 98,260
3,249		Corteva, Inc.	271,974
3,042		CRH PLC	319,775
937		Crown Holdings, Inc.	93,934
1,089		Ecolab, Inc.	289,696
63		Freeport-McMoRan, Inc.	3,703
1,173		Linde PLC	581,527
90		Newmarket Corp.	57,686
4,579		Newmont Corp.	495,677
562	[1]	Solstice Advanced Materials, Inc.	42,802
		TOTAL	2,665,115
		Real Estate—1.8%
1,329		Avalonbay Communities, Inc.	217,092
1,249	[1]	CBRE Group, Inc.	169,190
2,415		Crown Castle, Inc.	196,364
58		Digital Realty Trust, Inc.	10,452
41		Equinix, Inc.	40,190
21,000	[1]	Fermi LLC	122,640
656		Host Hotels & Resorts, Inc.	12,569
22		Jones Lang LaSalle, Inc.	6,695
45,000	[1]	NS Group, Inc.	443,796
1,538		ProLogis, Inc.	203,293
1,121		Public Storage	303,656
1,513		Regency Centers Corp.	114,474
1,332		SBA Communications, Corp.	229,250
1,981		Simon Property Group, Inc.	369,516
2,326		Sun Communities, Inc.	292,983
4,147		WP Carey, Inc.	281,830
		TOTAL	3,013,990
		Utilities—1.6%
12,203		AES Corp.	171,940
2,054		Brookfield Renewable Corp.	81,811
2,929		Clearway Energy, Inc., Class A	114,729
2,933		Clearway Energy, Inc., Class C	115,237
911		Constellation Energy Corp.	254,397
1,153		DTE Energy Co.	168,592
3,697		Duke Energy Corp.	484,085
5,194		EverSource Energy	359,840
7,148		NextEra Energy, Inc.	663,906
130		NiSource, Inc.	6,066
2,745		Public Service Enterprises Group, Inc.	222,208
535	[1]	Talen Energy Corp.	170,788
224		UGI Corp.	8,158
		TOTAL	2,821,757
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,414,492)	71,144,492
		U.S. TREASURIES—22.1%
		Treasury Inflation-Indexed Note—0.0%
$ 13,725		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,161

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—4.2%
$ 150,000	United States Treasury Bond, 1.375%, 11/15/2040	$ 96,516
760,000	United States Treasury Bond, 1.625%, 11/15/2050	396,150
660,000	United States Treasury Bond, 2.375%, 2/15/2042	480,666
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,097
1,000	United States Treasury Bond, 3.000%, 11/15/2044	765
900,000	United States Treasury Bond, 3.000%, 2/15/2049	656,578
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	826,891
475,000	United States Treasury Bond, 4.250%, 2/15/2054	425,273
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,434,825
370,000	United States Treasury Bond, 4.500%, 2/15/2044	353,523
310,000	United States Treasury Bond, 4.625%, 5/15/2044	300,506
1,200,000	United States Treasury Bond, 4.625%, 2/15/2055	1,143,937
	TOTAL	7,129,727
	U.S. Treasury Note—17.9%
330,000	United States Treasury Note, 0.625%, 7/31/2026	326,598
200,000	United States Treasury Note, 0.875%, 11/15/2030	174,313
675,000	United States Treasury Note, 1.250%, 12/31/2026	662,568
300,000	United States Treasury Note, 1.375%, 11/15/2031	260,133
400,000	United States Treasury Note, 1.500%, 1/31/2027	392,680
200,000	United States Treasury Note, 1.625%, 5/15/2031	178,359
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,758
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,748,492
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,091,965
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,921
900,000	United States Treasury Note, 3.375%, 2/29/2028	892,969
1,600,000	United States Treasury Note, 3.500%, 9/30/2027	1,592,312
950,000	United States Treasury Note, 3.500%, 1/15/2029	942,003
950,000	United States Treasury Note, 3.500%, 2/28/2031	931,594
250,000	United States Treasury Note, 3.625%, 3/31/2028	249,102
150,000	United States Treasury Note, 3.875%, 11/30/2027	150,082
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	1,001,133
1,000,000	United States Treasury Note, 3.875%, 4/30/2030	998,984
225,000	United States Treasury Note, 3.875%, 6/30/2030	224,666
835,000	United States Treasury Note, 4.000%, 7/31/2029	838,849
300,000	United States Treasury Note, 4.125%, 7/31/2028	302,063
760,000	United States Treasury Note, 4.125%, 11/30/2029	766,348
270,000	United States Treasury Note, 4.125%, 3/31/2031	271,898
225,000	United States Treasury Note, 4.125%, 7/31/2031	226,441
600,000	United States Treasury Note, 4.125%, 10/31/2031	603,188
600,000	United States Treasury Note, 4.125%, 5/31/2032	601,630
950,000	United States Treasury Note, 4.125%, 2/15/2036	935,156
1,000,000	United States Treasury Note, 4.250%, 12/31/2026	1,003,673
600,000	United States Treasury Note, 4.250%, 2/28/2029	606,900
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,599,187
345,000	United States Treasury Note, 4.375%, 7/31/2026	345,786
750,000	United States Treasury Note, 4.500%, 5/31/2029	764,537
2,900,000	United States Treasury Note, 4.625%, 2/15/2035	2,975,219

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Note—continued
$ 750,000	United States Treasury Note, 4.875%, 4/30/2026	$ 750,597
	TOTAL	30,567,104
	TOTAL U.S. TREASURIES (IDENTIFIED COST $39,401,655)	37,706,992
	CORPORATE BONDS—14.2%
	Basic Industry - Chemicals—0.1%
105,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	105,363
	Basic Industry - Metals & Mining—0.1%
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	76,142
60,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	59,876
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	29,998
	TOTAL	166,016
	Capital Goods - Aerospace & Defense—0.6%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	123,278
55,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	59,937
70,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	77,103
70,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	71,332
15,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	14,843
35,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.950%, 3/16/2036	34,741
35,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 5.732%, 3/16/2056	34,620
130,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	127,997
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	120,379
125,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	124,933
115,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	117,333
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	99,306
	TOTAL	1,005,802
	Capital Goods - Building Materials—0.0%
30,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	31,664
30,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	31,441
	TOTAL	63,105
	Capital Goods - Construction Machinery—0.2%
125,000	Caterpillar Financial Services Corp., Sr. Unsecd. Note, 3.950%, 11/14/2028	124,434
75,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	73,330
50,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	49,512
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	138,728
	TOTAL	386,004
	Capital Goods - Diversified Manufacturing—0.1%
80,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	52,108
75,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	73,902
60,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	61,287
60,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	54,037
	TOTAL	241,334
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	34,542
55,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	55,845
60,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	56,482
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	38,726
	TOTAL	185,595
	Communications - Cable & Satellite—0.3%
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	43,841

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	$ 36,993
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	273,026
180,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	159,322
	TOTAL	513,182
	Communications - Media & Entertainment—0.3%
60,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	59,527
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,299
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	71,609
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	89,958
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	96,692
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	65,211
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	32,116
	TOTAL	514,412
	Communications - Telecom Wireless—0.3%
60,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	54,471
110,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	70,694
100,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	73,161
80,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	80,581
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	66,192
115,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	103,925
	TOTAL	449,024
	Communications - Telecom Wirelines—0.4%
125,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	121,990
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	202,670
75,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	73,431
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	67,529
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	63,237
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,465
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	119,449
40,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	38,935
	TOTAL	748,706
	Consumer Cyclical - Automotive—0.5%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	141,840
140,000	Ford Motor Co., Sr. Unsecd. Note, 3.250%, 2/12/2032	121,648
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	47,966
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	49,273
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	129,021
30,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.000%, 4/7/2031	30,039
120,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	121,670
150,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.500%, 3/10/2031	148,174
	TOTAL	789,631
	Consumer Cyclical - Leisure—0.1%
75,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	75,105
100,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	95,173
	TOTAL	170,278
	Consumer Cyclical - Retailers—0.1%
60,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	59,114
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	105,889

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 100,000	WalMart, Inc., Sr. Unsecd. Note, 4.100%, 4/28/2027	$ 100,194
	TOTAL	265,197
	Consumer Cyclical - Services—0.2%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	67,195
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	112,558
30,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	29,786
30,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.875%, 3/13/2036	29,738
30,000	Amazon.com, Inc., Sr. Unsecd. Note, 5.800%, 3/13/2056	29,997
65,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	64,485
	TOTAL	333,759
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	101,342
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	148,506
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	36,061
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,154
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	124,316
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	39,131
95,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	95,939
60,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	58,545
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,126
85,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	85,828
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	155,332
	TOTAL	909,280
	Consumer Non-Cyclical - Health Care—0.3%
100,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	100,063
62,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	44,873
110,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	83,693
85,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	87,382
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	68,788
105,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	69,556
50,000	Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	48,888
	TOTAL	503,243
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
120,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	97,475
60,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	61,211
124,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	127,295
95,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	92,074
110,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	97,097
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	47,311
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	72,268
70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	50,513
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,154
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.100%, 6/15/2035	30,321
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,426
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	69,754
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	55,802
45,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	44,700
71,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	43,015
	TOTAL	991,416

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Supermarkets—0.1%
$ 120,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	$ 118,524
	Consumer Non-Cyclical - Tobacco—0.2%
50,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	34,473
110,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	89,389
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	113,794
75,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	78,988
25,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	26,357
	TOTAL	343,001
	Energy - Independent—0.1%
35,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	35,557
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	65,131
	TOTAL	100,688
	Energy - Integrated—0.1%
35,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	34,838
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	64,044
	TOTAL	98,882
	Energy - Midstream—0.7%
55,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	51,334
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,114
80,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	81,889
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,636
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	106,188
50,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	49,281
110,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	111,150
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	79,129
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	99,730
50,000	MPLX LP, Sr. Unsecd. Note, 5.400%, 9/15/2035	49,798
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	36,378
25,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	21,343
25,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	26,349
65,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	66,765
60,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	53,894
160,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	151,556
80,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	74,096
90,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	86,669
	TOTAL	1,218,299
	Energy - Refining—0.1%
60,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	51,200
100,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	98,615
	TOTAL	149,815
	Financial Institution - Banking—3.0%
25,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	25,054
90,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	91,544
160,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	141,292
385,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	378,348
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	142,957
125,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	127,517
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,789
25,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	24,628
85,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	82,435

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 110,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	$ 108,853
125,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	123,957
195,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	199,182
120,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	123,386
60,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	61,923
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	123,425
75,000	FNB Corp. (PA), 5.722%, 12/11/2030	75,488
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	98,644
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	241,428
135,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	130,785
150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	147,857
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,758
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	354,315
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	91,869
125,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	126,634
95,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	100,768
120,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	118,666
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	76,264
90,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	93,467
290,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	286,193
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	34,648
75,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	65,036
125,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	133,361
80,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	81,701
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	131,413
60,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	61,567
65,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	62,985
20,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	19,957
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	41,695
175,000	U.S. Bancorp, 4.967%, 7/22/2033	173,171
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	97,452
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	30,589
75,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	76,370
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	121,566
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	108,308
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	99,073
	TOTAL	5,176,318
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,232
125,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	106,023
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	97,422
	TOTAL	243,677
	Financial Institution - Finance Companies—0.0%
60,000	Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	59,625
	Financial Institution - Insurance - Health—0.1%
120,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	118,225
150,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	111,293
	TOTAL	229,518
	Financial Institution - Insurance - Life—0.3%
110,000	CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	110,449

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$ 65,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	$ 60,596
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	79,144
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	50,577
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,956
120,000	Principal Life Global Funding II, 144A, 1.625%, 11/19/2030	104,562
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	86,691
	TOTAL	546,975
	Financial Institution - Insurance - P&C—0.4%
130,000	Aon North America, Inc., 5.750%, 3/1/2054	125,358
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	87,354
30,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 3.350%, 5/3/2026	29,972
120,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	121,912
70,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	70,544
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	256,391
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	57,556
	TOTAL	749,087
	Financial Institution - REIT - Apartment—0.3%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	133,747
125,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	124,309
85,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	87,414
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,398
	TOTAL	443,868
	Financial Institution - REIT - Healthcare—0.3%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	86,866
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	123,714
60,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	60,245
90,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	82,473
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	100,000
	TOTAL	453,298
	Financial Institution - REIT - Office—0.1%
125,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	101,335
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	33,629
	TOTAL	134,964
	Financial Institution - REIT - Retail—0.2%
125,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	135,316
30,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	29,288
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,716
	TOTAL	284,320
	Technology—1.6%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	61,753
15,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	14,899
40,000	Alphabet, Inc., Sr. Unsecd. Note, 4.800%, 2/15/2036	39,844
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	152,601
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	37,544
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	80,112
60,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	60,106
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,695
65,000	Broadcom, Inc., Sr. Unsecd. Note, 4.900%, 2/15/2038	62,767
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,355
80,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	66,892

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 65,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	$ 63,905
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	76,463
75,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,475
65,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	65,803
60,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	58,691
155,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	154,308
125,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	119,775
150,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	144,618
45,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	40,202
35,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	34,373
40,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.600%, 3/23/2029	39,973
50,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	48,416
20,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	19,888
60,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	59,402
65,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	66,798
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	99,429
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	39,006
105,000		Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	98,542
105,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	81,477
100,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	96,192
20,000		Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	16,838
50,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	46,441
125,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	120,753
60,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	62,800
120,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	107,520
130,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	129,330
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,584
50,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	43,904
		TOTAL	2,712,474
		Transportation - Railroads—0.2%
90,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	82,886
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	95,464
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	58,970
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	116,368
		TOTAL	353,688
		Transportation - Services—0.1%
65,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	65,176
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	60,334
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	73,976
		TOTAL	199,486
		Utility - Electric—1.3%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	156,972
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	91,399
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	78,592
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	26,553
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	124,141
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	92,349
75,000		Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	74,833
50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	41,296
50,000		Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	49,950

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 50,000		Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	$ 49,741
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	101,505
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	151,893
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	18,962
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	103,380
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	99,539
93,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	92,362
70,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	70,047
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	214,234
75,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	76,426
80,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	64,308
10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,161
100,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	99,840
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	119,166
185,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	180,160
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,221
		TOTAL	2,208,030
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	151,443
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,246,556)	24,317,327
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.3%
110,000		Bank 2022-BNK40, Class A4, 3.389%, 3/15/2064	101,765
85,000		Bank, Class A4, 3.488%, 11/15/2050	82,943
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	177,450
18,932		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	18,668
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	98,884
		TOTAL	479,710
		Federal Home Loan Mortgage Corporation—0.1%
172,089		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	163,633
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $698,765)	643,343
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
200,000		Mexico, Government of, 3.750%, 1/11/2028 (IDENTIFIED COST $199,306)	197,024
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,284		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,325
908		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	937
2,834		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,945
3,875		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,025
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,875)	9,232
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,341	[3]	Federal National Mortgage Association ARM, 6.594%, 9/1/2037 (IDENTIFIED COST $1,343)	1,405
		INVESTMENT COMPANIES—19.1%
85,738		Bank Loan Core Fund	715,916

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
192,402	Emerging Markets Core Fund	$ 1,695,060
527,578	Federated Hermes High Income Bond Fund II, Class P	2,764,507
1,224	Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,894
2,413,738	Mortgage Core Fund	20,299,541
795,320	Project and Trade Finance Core Fund	7,086,301
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,190,864)	32,573,219
	REPURCHASE AGREEMENT—1.5%
$2,587,000	Interest in $903,000,000 joint repurchase agreement 3.67%, dated 3/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,092,056 on 4/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2050 and the market value of those underlying securities was $921,153,897. (IDENTIFIED COST $2,587,000)	2,587,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $156,748,856)	169,180,034
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	1,539,418
	NET ASSETS—100%	$170,719,452
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	120	$39,424,500	June 2026	$(964,198)
United States Treasury Notes 2-Year Long Futures	37	$7,675,477	June 2026	$(48,626)
United States Treasury Notes 5-Year Long Futures	79	$8,546,195	June 2026	$(131,460)
United States Treasury Notes 10-Year Ultra Long Futures	10	$1,135,156	June 2026	$(9,323)
Short Futures:
United States Treasury Notes 10-Year Short Futures	95	$10,549,453	June 2026	$186,817
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(966,790)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are funds managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2026, were as follows:
Affiliates	Value as of 12/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2026	Shares Held as of 3/31/2026	Dividend Income
Bank Loan Core Fund	$1,006,210	$14,779	$(280,000)	$(18,882)	$(6,191)	$715,916	85,738	$14,777
Emerging Markets Core Fund	$1,717,623	$29,178	$—	$(51,741)	$—	$1,695,060	192,402	$29,163
Federated Hermes High Income Bond Fund II, Class P	$2,789,101	$235,530	$—	$(260,124)	$—	$2,764,507	527,578	$235,529
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,904	$101	$—	$(111)	$—	$11,894	1,224	$65
Mortgage Core Fund	$20,210,080	$259,298	$—	$(169,837)	$—	$20,299,541	2,413,738	$258,959
Project and Trade Finance Core Fund	$6,992,318	$101,948	$—	$(7,965)	$—	$7,086,301	795,320	$101,830
TOTAL OF AFFILIATED TRANSACTIONS	$32,727,236	$640,834	$(280,000)	$(508,660)	$(6,191)	$32,573,219	4,016,000	$640,323

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$65,955,647	$—	$1,008	$65,956,655
International	2,832,660	2,355,177	—	5,187,837
Debt Securities:
U.S. Treasuries	—	37,706,992	—	37,706,992
Corporate Bonds	—	24,317,327	—	24,317,327
Commercial Mortgage-Backed Securities	—	643,343	—	643,343
Foreign Governments/Agency	—	197,024	—	197,024
Mortgage-Backed Securities	—	9,232	—	9,232
Adjustable Rate Mortgages	—	1,405	—	1,405
Investment Companies	25,486,918	—	—	25,486,918
Other Investments[1]	—	—	—	7,086,301
Repurchase Agreement	—	2,587,000	—	2,587,000
TOTAL SECURITIES	$94,275,225	$67,817,500	$1,008	$169,180,034
Other Financial Instruments:[2]
Assets	$186,817	$—	$—	$186,817
Liabilities	(1,153,607)	—	—	(1,153,607)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(966,790)	$—	$—	$(966,790)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $7,086,301 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total Column. The price of shares redeemed of
Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate